Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Detail) - Earnings per Common Share (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income available to common shareholders (in Dollars)	$ 867,298	$ 2,710,076	$ 5,208
Average common shares outstanding	2,715,186	2,675,654	2,644,355
Effect of dilutive securities	144,743	826
Average diluted shares outstanding	2,859,929	2,676,480	2,644,355
Basic income per common share (in Dollars per share)	$ 0.32	$ 1.01	$ 0.00
Diluted income per common share (in Dollars per share)	$ 0.30	$ 1.01	$ 0.00